FIXED ASSETS (Tables)	3 Months Ended	12 Months Ended
	May 31, 2023	Feb. 28, 2023
Property, Plant and Equipment [Abstract]
Fixed assets consisted of the following:

Fixed assets consisted of the following:

	May 31, 2023	February 28, 2023
Automobile	$101,680	$101,680
Demo devices	97,720	69,010
Tooling	101,322	101,322
Machinery and equipment	8,825	8,825
Computer equipment	150,387	150,387
Office equipment	15,312	15,312
Furniture and fixtures	21,225	21,225
Warehouse equipment	14,561	14,561
Leasehold improvements	19,031	15,568
	530,063	497,890
Less: Accumulated depreciation	(227,103)	(182,002)
	$302,960	$315,888

Fixed assets consisted of the following:

	February 28, 2023	February 28, 2022
Automobile	$101,680	$101,680
Demo devices	69,010	16,539
Tooling	101,322	—
Machinery and equipment	8,825	—
Computer equipment	150,387	36,742
Office equipment	15,312	15,312
Furniture and fixtures	21,225	—
Warehouse equipment	14,561	11,415
Leasehold improvements	15,568	5,329
	497,890	187,017
Less: Accumulated depreciation	(182,002)	(49,065)
	$315,888	$137,952